Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Investments
Balance at the beginning of the period	$ 860,003	$ 526,587	$ 466,875
New investments	428,790	234,257	48,537
Income (loss) from investments	218	19,471	9,525
Investment impairment	(6,609)	(17,960)	(6,134)
Unrealized gain	24,892	75,450	46,787
Disposal of investments	(65,648)
Disposal\change in interest of investment		48,413	(15,517)
Changes from cost method to consolidation		(12,684)	(21,289)
Changes from equity method to consolidation			(3,567)
Dividend received	(16,667)	(9,970)	(6,484)
Others	(12,339)	(3,561)	7,854
Balance at the end of the period	1,212,640	860,003	526,587
Operating data:
Revenue	1,139,303	1,023,959
Gross profit	777,323	698,579
Income from operations	17,866	89,934
Net income	1,772	88,228
Net income attributable to our equity method investments companies	17,859	75,121
Balance sheet data:
Current assets	1,617,225	1,668,664
Long-term assets	903,293	610,181
Current liabilities	672,439	492,308
Long-term liabilities	100,641	161,899
Non-controlling interests	162,273	151,598
Cost Method
Long-term Investments
Balance at the beginning of the period	263,202	164,737	153,886
New investments	317,817	180,854	40,427
Investment impairment	(6,609)	(10,126)	(6,134)
Disposal of investments	(5,416)
Disposal\change in interest of investment		(37,625)	(4,856)
Changes from cost method to consolidation		(12,684)	(21,289)
Changes from cost method to available-for-sale securities	(7,788)	(20,000)
Others	(6,285)	(1,954)	2,703
Balance at the end of the period	554,921	263,202	164,737
Cost Method | Didi and Kuaidi Taxi
Long-term Investments
New investments	142,000
Cost Method | Another private company
Long-term Investments
New investments	70,000
Equity Method
Long-term Investments
Balance at the end of the period	346,200
Equity Method | E-House
Long-term Investments
Balance at the beginning of the period	226,640	175,205	183,754
Income (loss) from investments	1,873	10,138	2,250
Disposal of investments	(4,453)
Disposal\change in interest of investment		48,298	(10,205)
Dividend received	(10,259)	(5,867)	(4,400)
Others	(3,340)	(1,134)	3,806
Balance at the end of the period	210,461	226,640	175,205
Allocation of cost
Carrying value of investment in E-House	210,461	226,640	175,205
Proportionate share of E-house's net tangible and intangible assets	183,125	208,731	169,194
Proportionate share of E-house's change of APIC which was not picked up by SINA	17,088	6,476	(6,465)
Excess of carrying value of investment over proportionate share of E-house's net tangible and intangible assets	10,248	11,433	12,476
The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets	12,689	14,269	15,943
Deferred tax liabilities	(2,441)	(2,836)	(3,467)
Excess of carrying value of investment over proportionate share of E-house's net tangible and intangible assets	10,248	11,433	12,476
Cumulative (loss) gain in equity interest	$ 6,604	$ 4,731	$ (5,407)
Weighted average life of the intangible assets recorded in E-House's financial statements	8 years	8 years	8 years
Weighted average life of the intangible assets not recorded in E-House's financial statements	6 years	6 years	6 years
Equity Method | Others
Long-term Investments
Balance at the beginning of the period	$ 107,697	$ 46,970	$ 41,116
New investments	46,407	13,763	3,341
Income (loss) from investments	(1,655)	9,333	7,275
Investment impairment		(5,187)
Disposal of investments	(7,566)
Disposal\change in interest of investment		47,394	(456)
Changes from equity method to consolidation			(3,567)
Dividend received	(6,408)	(4,103)	(2,084)
Others	(2,714)	(473)	1,345
Balance at the end of the period	135,761	107,697	46,970
Available for Sale Securities
Long-term Investments
Balance at the beginning of the period	262,464	139,675	88,119
New investments	64,566	39,640	4,769
Investment impairment		(2,647)
Unrealized gain	24,892	75,450	46,787
Disposal of investments	(48,213)
Disposal\change in interest of investment		(9,654)
Changes from cost method to available-for-sale securities	7,788	20,000
Balance at the end of the period	$ 311,497	$ 262,464	$ 139,675